Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020		Dec. 31, 2019
Statement Line Items [Line Items]
Cost	$ 61,538		$ 52,274
Accumulated amortization	(36,720)		(30,527)
Opening net book value	24,818		21,747
Additions	6,019	[1]	6,787
Reclassification
Depletion and amortization	(3,282)		(4,731)
Exchange differences	(4,541)	[2]	1,015
Cost	57,981		61,538
Accumulated amortization	(34,967)		(36,720)
Closing net book value	23,014		24,818
Mining Properties [Member]
Statement Line Items [Line Items]
Cost	31,774		29,212
Accumulated amortization	(20,198)		(17,130)
Opening net book value	11,576		12,082
Additions	862	[1]	1,202
Reclassification	824		33
Depletion and amortization	(1,389)		(2,257)
Exchange differences	(1,842)	[2]	516
Cost	29,193		31,774
Accumulated amortization	(19,161)		(20,198)
Closing net book value	10,032		11,576
Mining Equipment [Member]
Statement Line Items [Line Items]
Cost	16,887		15,938
Accumulated amortization	(11,267)		(8,860)
Opening net book value	5,620		7,078
Additions	1,433	[1]	847
Reclassification	208		(640)
Depletion and amortization	(1,495)		(1,955)
Exchange differences	(684)	[2]	290
Cost	15,710		16,887
Accumulated amortization	(10,629)		(11,267)
Closing net book value	5,081		5,620
Processing Equipment [Member]
Statement Line Items [Line Items]
Cost	6,160		5,756
Accumulated amortization	(5,036)		(4,537)
Opening net book value	1,124		1,219
Additions	691	[1]	111
Reclassification			33
Depletion and amortization	(258)		(291)
Exchange differences	(669)	[2]	52
Cost	5,366		6,160
Accumulated amortization	(4,477)		(5,036)
Closing net book value	888		1,124
Assets Under Construction [Member]
Statement Line Items [Line Items]
Cost	5,071		1,368
Accumulated amortization
Opening net book value	5,071		1,368
Additions	2,931	[1]	3,621
Reclassification	(978)		(66)
Depletion and amortization
Exchange differences	(1,006)	[2]	148
Cost	6,018		5,071
Accumulated amortization
Closing net book value	6,018		5,071
Right of Use Assets [Member]
Statement Line Items [Line Items]
Cost	1,646
Accumulated amortization	(219)
Opening net book value	1,427
Additions	102	[1]	1,006
Reclassification	(54)		640
Depletion and amortization	(141)		(228)
Exchange differences	(340)	[2]	9
Cost	1,695		1,646
Accumulated amortization	(699)		(219)
Closing net book value	$ 995		$ 1,427

[1]	During the nine months ended September 30, 2020, the Company incurred $2,931 in sustaining capital expenditures recorded as assets under construction, primarily related to the raise of the Tailings Management Facility #2 at the Miguel Auza processing facility and expansion of the dewatering system at the Platosa Mine (September 30, 2019: $2,433). Once the associated assets are commissioned, they will be reclassified to their appropriate asset class.
[2]	Unrealized foreign exchange losses on translation of Mexican Peso assets at the period-end exchange rate.